Financial instruments and risk management - Financial liabilities at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	$ (1,994,423)	$ (2,550,758)	$ (4,952,445)
Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(500,246)	(1,059,300)	(3,455,810)
Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,494,177)	(1,491,458)	(1,496,635)
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,494,177)	(1,491,458)	(1,496,635)
Level 1 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 1 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(1,494,177)	(1,491,458)	(1,496,635)
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(500,246)	(1,059,300)	(3,455,810)
Level 2 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	(500,246)	(1,059,300)	(3,455,810)
Level 2 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member] | Financial debt related to bank institutions [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	0	0	0
Level 3 of fair value hierarchy [member] | Financial debt related to debt securities [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities at amortised cost	$ 0	$ 0	$ 0